Unaudited Interim Condensed Consolidated Statement of Changes in Equity (Deficit) - USD ($)	Number of Shares	Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Warrants Reserves	Accumulated Other Comprehensive Income	Accumulated Deficit	Non- controlling Interests	Total
Balance at Dec. 31, 2021	$ 63,606	$ (50,000)	$ 15,379,595	$ 223,500	$ 251,036	$ 821,527	$ (10,204,220)	$ 39,935	$ 6,524,979
Balance (in Shares) at Dec. 31, 2021	529,766
Currency translation adjustments						(197,909)			(197,909)
Stock-based compensation expenses	$ 840		251,255						252,095
Stock-based compensation expenses (in Shares)	7,000
Cancellation of shares (Note 19)
Cancellation of shares (Note 19) (in Shares)	(2)
Issuance of ordinary shares through private placements	$ 49,978		18,225,749						18,275,727
Issuance of ordinary shares through private placements (in Shares)	416,483
Issuance of ordinary shares through exercise of warrants (Note 19)	$ 3,285		1,420,404						1,423,689
Issuance of ordinary shares through exercise of warrants (Note 19) (in Shares)	27,377
Issuance of ordinary shares for acquisition of subsidiaries	$ 17,769		4,562,111						4,579,880
Issuance of ordinary shares for acquisition of subsidiaries (in Shares)	148,071
Issuance of ordinary shares for deposit paid for acquisitions of subsidiaries	$ 29,160		4,830,840						4,860,000
Issuance of ordinary shares for deposit paid for acquisitions of subsidiaries (in Shares)	243,000
Net loss for the period							(6,306,822)	(32,392)	(6,339,214)
Balance at Jun. 30, 2022	$ 164,638	(50,000)	44,669,954	223,500	251,036	623,618	(16,511,042)	7,543	29,379,247
Balance (in Shares) at Jun. 30, 2022	1,371,695
Balance at Dec. 31, 2022	$ 194,313	(50,000)	46,231,302	223,500	251,036	1,112,494	(28,769,014)	(61,329)	$ 19,132,302
Balance (in Shares) at Dec. 31, 2022	1,618,977								1,618,977
Currency translation adjustments						169,410			$ 169,410
Cancellation of shares (Note 19)	$ (29,441)		(4,880,223)						(4,909,664)
Cancellation of shares (Note 19) (in Shares)	(245,339)
Issuance of ordinary shares through CMPOs (Note 19)	$ 593,542		20,273,844						20,867,386
Issuance of ordinary shares through CMPOs (Note 19) (in Shares)	4,946,184
Issuance of ordinary shares through exercise of warrants (Note 19)	$ 15,468		491,224						506,692
Issuance of ordinary shares through exercise of warrants (Note 19) (in Shares)	128,901
Issuance of ordinary shares for acquisition of assets (Note 19)	$ 31,500		1,816,500						1,848,000
Issuance of ordinary shares for acquisition of assets (Note 19) (in Shares)	262,500
Issuance of ordinary shares for a convertible note conversion (Note 19)	$ 20,640		1,217,760						1,238,400
Issuance of ordinary shares for a convertible note conversion (Note 19) (in Shares)	172,000
Net loss for the period							(13,819,219)	(30,214)	(13,849,433)
Balance at Jun. 30, 2023	$ 826,022	$ (50,000)	$ 65,150,407	$ 223,500	$ 251,036	$ 1,281,904	$ (42,588,233)	$ (91,543)	$ 25,003,093
Balance (in Shares) at Jun. 30, 2023	6,883,223								6,883,223